Touchstone US Large Cap Focused ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Touchstone US Large Cap Focused ETF | Touchstone US Large Cap Focused ETF
Prospectus [Line Items]
Annual Return [Percent]	17.00%	20.80%	26.17%